RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of P&G common stock and funds managed by Banco Popular de Puerto Rico, Northern Trust as well as Asset Manager, Vanguard. Transactions with the recordkeeper, trustee, and custodian qualify as party-in-interest transactions. Fees paid for the investment management services were included as a reduction of the return earned on each fund.
At June 30, 2025 and 2024, the Plan held 197,402 and 210,520 shares, respectively, of P&G common stock with a cost basis of $15,653,634 and $15,839,013, respectively. During the years ended June 30, 2025 and 2024, the Companies contributed $672,148 and $672,781, respectively, to the Plan on behalf of participating employees.
During the years ended June 30, 2025 and 2024, the Plan recorded dividend income from P&G common stock of $833,082 and $807,449, respectively.
During the years ended June 30, 2025 and 2024, the Plan’s investment in P&G common stock, including gains and losses on investments bought and sold as well as held during the year, depreciated in value by $1,046,482 and appreciated by $2,785,033, respectively.